Borrowings (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Borrowings
Balance at the beginning of the year, Beginning	$ 973,601	$ 1,132,783
Borrowings	327,411	611,252
Payment of borrowings	319,507	645,674
Collection / (Payment) of short term loans, net	32,549	15,545
Interests paid	128,057	128,185
Accrued interests	142,209	91,400
Currency translation adjustment and exchange differences, net	215,425	429,109
Inflation adjustment	(422,521)	(531,953)
Reclassifications and other movements	1,425	(676)
Balance at the end of the year, Ending	$ 822,535	$ 973,601